Income Taxes (Schedule Of Income Tax Provisions) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Current
State			$ 2	$ 2
Foreign			21	2
Current total			23	4
Provision for income taxes	$ 5	$ 7	$ 23	$ 4